SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	Three months ended			Three months ended
	March 31,			March 31,
	2026			2025
	North America	Europe	Total	North America	Europe	China	Total

REVENUES
Product revenue	$104,528	$-	$104,528	$823,942	$397,861	$-	$1,221,803
Product revenue - related party	132,854	1,184	134,038	134	-	-	134
Revenue share – related party	752,256	3,752	756,008	384,805	185,783	-	570,588
Intelligent Information Service - related party	156,601	781	157,382	-	-	-	-
AI Service Sharing - related party	32,498	162	32,660	-	-	-	-
Total Revenues	1,178,737	5,879	1,184,616	1,208,881	583,644	-	1,792,525
Less:
Cost of Revenue:
E-commerce platform expenses	16,494	82	16,576	240,065	115,903	-	355,968
Product cost	139,618	1,184	140,802	613,452	296,172	-	909,624
Delivery and freight cost	6,242	31	6,273	8,888	4,290	-	13,178
Inventory impairment losses	307	2	309	17,147	8,278	-	25,425
Total Cost of Revenue	162,661	1,299	163,960	879,552	424,643	-	1,304,195
Gross Profit	1,016,076	4,580	1,020,656	329,329	159,001	-	488,330
Less:
Operating Expenses:
Marketing and advertising	9,418	47	9,465	266,176	128,510	-	394,686
Consulting fee	33,444	167	33,611	60,052	28,993	-	89,045
Warranty expense	1,493	7	1,500	6,357	3,069	-	9,426
Payroll expenses	218,814	1,091	219,905	81,408	39,304	-	120,712
Professional fees	320,628	1,599	322,227	286,401	138,273	-	424,674
Travel and entertainment	29,589	148	29,737	17,399	8,400	-	25,799
(Reversal)/provision for credit losses - related party	-	-	-	-	-	-	-
Office expenses	19,352	97	19,449	4,068	1,965	-	6,033
Sales tax	14,510	72	14,582	11,359	5,484	-	16,843
State B&O tax	-	-	-	30	-	-	30
Other segment expenses	240,441	1,199	241,640	100,088	48,323	424	148,835
Plus:
Other Income/(Expenses):
Marketing campaign	-	-	-	461,222	222,676	-	683,898
Interest income	28,509	142	28,651	318	-	-	318
Loss on deconsolidation	-	-	-			-
Interest expense	-	-	-	(9)	-	(16,493)	(16,502)
Other income	-	-	-	9,516	4,594	-	14,110
Other expense	(9,443)	(47)	(9,490)	(4,670)	(2,255)	-	(6,925)
Less:
Income tax	(2,089)	(10)	(2,099)	4,323	-	-	4,323
Segment Net Income (Loss)	$145,363	$238	$145,601	$(41,955)	$(18,305)	$(16,917)	$(77,177)

The following table presents total assets by segment as of March 31, 2026 and December 31, 2025.

	March 31, 2026			December 31, 2025
	North America	Europe	Total	North America	Europe	China	Total
TOTAL SEGMENT ASSETS	$11,243,622	$56,080	$11,299,702	$7,595,063	$3,577,523	-	$11,172,586

	Years ended				Years ended
	December 31,				December 31,
	2025 (Restated)				2024
	North America	Europe	China	Total	North America	Europe	China	Total

REVENUES
Product revenue	$1,558,592	787,882	-	2,346,474	$5,454,400	$1,985,499	$-	$7,439,899
Product revenue - related party	387,136	128,620	-	515,756	6,270	-	-	6,270
Revenue share – related party	1,968,655	927,301	-	2,895,956	2,020,232	734,556	-	2,754,788
Intelligent Information service	151,364	71,297	-	222,661	-	-	-	-
Total Revenues	4,065,747	1,915,100		5,980,847	7,480,902	2,720,055	-	10,200,957
Less:
Cost of Revenue:
E-commerce platform expenses	455,738	214,667	-	670,405	1,495,826	543,882	-	2,039,708
Product cost	1,511,260	711,853	-	2,223,113	4,401,924	1,600,539	-	6,002,463
Delivery and freight cost	48,364	22,781	-	71,145	129,401	47,050	-	176,451
Inventory impairment losses	110,832	52,205	-	163,037	972,686	353,669	-	1,326,355
Total Cost of Revenue	2,126,193	1,001,506	-	3,127,699	6,999,837	2,545,140	-	9,544,977
Gross Profit	1,939,554	913,594	-	2,853,148	481,065	174,915	-	655,980
Less:
Operating Expenses:
Marketing and advertising	416,708	196,284	-	612,992	1,455,946	529,382	-	1,985,328
Consulting fee	159,691	75,220	-	234,911	400,619	145,665	-	546,284
Warranty expense	-	-	-	-	29,865	10,859	-	40,724
Payroll expenses	197,470	93,014	-	290,484	246,716	89,706	-	336,422
Professional fees	1,106,593	521,242	-	1,627,835	674,159	245,124	-	919,283
Travel and entertainment	43,659	20,564	-	64,223	483	176	-	659
(Reversal)/provision for credit losses - related party	-	-	-	-	(925,599)	(336,547)	-	(1,262,146)
Office expenses	14,857	6,998	-	21,855	6,472	2,353	-	8,825
Sales tax	20,029	9,435	-	29,464	47,217	17,168	-	64,385
State B&O tax	21	9	-	30	5,509	-	-	5,509
Other segment expenses	398,048	187,494		585,542	204,954	75,786	217	280,957
Plus:
Other Income/(Expenses):
Marketing campaign	827,708	389,878	-	1,217,586	1,305,022	474,506	-	1,779,528
Interest income	9,798	4,615	-	14,413	674	-	2	676
Loss on deconsolidation	(3,610)	(1,700)	-	(5,310)	-	-	-	-
Interest expense	(16,734)	(7,882)	-	(24,616)	(19,616)	-	(7,326)	(26,942)
Loss from the change of the FV of Warrant Liability	(17,368,256)	(8,181,016)		(25,549,272)	-	-	-	-
Other income	-	-	-	-	40,384	14,684	0	55,068
Other expense	26,971	12,704	-	39,675	(17,227)	(6,264)	-	(23,491)
Less:
Income tax	(4,651)	-		(4,651)	7,824	-	-	7,824
Segment Net Income (Loss)	$(16,946,296)	(7,980,068)	-	(24,926,364)	$(571,434)	$(196,039)	$(9,487)	$(776,960)

The following table presents total assets by segment as of December 31, 2025 and 2024.

	December 31, 2025				December 31, 2024
	North America	Europe	China	Total	North America	Europe	China	Total
TOTAL SEGMENT ASSETS	$7,595,063	$3,577,523	$-	$11,172,586	$5,388,357	$1,959,205	$2,089	$7,349,651